Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	SFr (15,003)
Balance	(16,635)	SFr (15,003)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(31)	(11)	SFr (29)
Increase/(decrease)	0	(11)	6
Increase/(decrease) due to equity method investments	(15)	4	13
Reclassification adjustments, included in net income	31	(13)	(1)
Total increase/(decrease)	16	(20)	18
Balance	(15)	(31)	(11)
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(11,478)	(13,674)	(12,767)
Increase/(decrease)	(1,142)	2,196	(991)
Increase/(decrease) due to equity method investments	(1)	0	0
Reclassification adjustments, included in net income	6	0	84
Total increase/(decrease)	(1,137)	2,196	(907)
Balance	(12,615)	(11,478)	(13,674)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	64	52	84
Increase/(decrease)	(3)	25	(27)
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	(1)	(13)	(5)
Total increase/(decrease)	(4)	12	(32)
Balance	60	64	52
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(4,010)	(2,757)	(3,801)
Increase/(decrease)	(1,031)	(1,440)	750
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	369	187	294
Total increase/(decrease)	(662)	(1,253)	1,044
Balance	(4,672)	(4,010)	(2,757)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	452	515	610
Increase/(decrease)	238	20	0
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	(83)	(83)	(95)
Total increase/(decrease)	155	(63)	(95)
Balance	607	452	515
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(15,003)	(15,875)	(15,903)
Increase/(decrease)	(1,938)	790	(262)
Increase/(decrease) due to equity method investments	(16)	4	13
Reclassification adjustments, included in net income	322	78	277
Total increase/(decrease)	(1,632)	872	28
Balance	(16,635)	(15,003)	(15,875)
Bank
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(12,224)
Balance	(13,304)	(12,224)
Bank | Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(18)	9	7
Increase/(decrease)	0	(11)	6
Increase/(decrease) due to equity method investments	0
Reclassification adjustments, included in net income	24	(16)	(4)
Total increase/(decrease)	24	(27)	2
Balance	6	(18)	9
Bank | Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(11,623)	(13,738)	(11,540)
Increase/(decrease)	(1,133)	2,115	(2,281)
Increase/(decrease) due to equity method investments	(1)
Reclassification adjustments, included in net income	6	0	83
Total increase/(decrease)	(1,128)	2,115	(2,198)
Balance	(12,751)	(11,623)	(13,738)
Bank | Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	56	35	53
Increase/(decrease)	(5)	21	(13)
Increase/(decrease) due to equity method investments	0
Reclassification adjustments, included in net income	(1)	0	(5)
Total increase/(decrease)	(6)	21	(18)
Balance	50	56	35
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(656)	(714)	(670)
Increase/(decrease)	(30)	14	(102)
Increase/(decrease) due to equity method investments	0
Reclassification adjustments, included in net income	74	44	58
Total increase/(decrease)	44	58	(44)
Balance	(612)	(656)	(714)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	17	3	3
Increase/(decrease)	(1)	20	0
Increase/(decrease) due to equity method investments	0
Reclassification adjustments, included in net income	(13)	(6)	0
Total increase/(decrease)	(14)	14	0
Balance	3	17	3
Bank | Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(12,224)	(14,405)	(12,147)
Increase/(decrease)	(1,169)	2,159	(2,390)
Increase/(decrease) due to equity method investments	(1)
Reclassification adjustments, included in net income	90	22	132
Total increase/(decrease)	(1,080)	2,181	(2,258)
Balance	SFr (13,304)	SFr (12,224)	SFr (14,405)